Exposures - Net exposures European countries, excluding Sweden by exposure classes (Details) - Credit risk - SEK (kr) kr in Billions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
Net exposure	kr 421.0	kr 420.5
France
Disclosure of credit risk exposure
Net exposure	13.4	7.0
United Kingdom
Disclosure of credit risk exposure
Net exposure	11.7	8.8
Finland
Disclosure of credit risk exposure
Net exposure	9.1	8.2
Germany
Disclosure of credit risk exposure
Net exposure	8.3	6.5
Denmark
Disclosure of credit risk exposure
Net exposure	7.6	6.9
Luxembourg
Disclosure of credit risk exposure
Net exposure	7.2	10.7
Norway
Disclosure of credit risk exposure
Net exposure	4.1	3.6
The Netherlands
Disclosure of credit risk exposure
Net exposure	3.5	1.4
Belgium
Disclosure of credit risk exposure
Net exposure	3.5	3.0
Poland
Disclosure of credit risk exposure
Net exposure	3.3	2.1
Ireland
Disclosure of credit risk exposure
Net exposure	1.9	1.4
Austria
Disclosure of credit risk exposure
Net exposure	1.1	1.7
Spain
Disclosure of credit risk exposure
Net exposure	1.1	2.2
Portugal
Disclosure of credit risk exposure
Net exposure	0.6	0.8
Switzerland
Disclosure of credit risk exposure
Net exposure	0.6	0.7
Italy
Disclosure of credit risk exposure
Net exposure	0.2	0.2
Serbia
Disclosure of credit risk exposure
Net exposure	0.2	0.3
Slovakia
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Estonia
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Iceland
Disclosure of credit risk exposure
Net exposure	0.1	0.1
Czech Republic
Disclosure of credit risk exposure
Net exposure	0.0	0.2
Latvia
Disclosure of credit risk exposure
Net exposure	0.0	0.1
Lithuania
Disclosure of credit risk exposure
Net exposure	0.0	0.2
Europe except Sweden
Disclosure of credit risk exposure
Net exposure	kr 77.7	kr 66.3